INTANGIBLE ASSETS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	$ 11,559
Intangible assets, Ending Balance	11,261	$ 11,559
Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	12,504	6,001
Additions	610	231
Acquisitions through business combinations	171	6,816
Dispositions	(173)	(32)
Assets reclassified as held for sale	(1)	(436)
Foreign currency translation	(237)	(76)
Intangible assets, Ending Balance	12,874	12,504
Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	(945)	(478)
Amortization expense	(752)	(582)
Dispositions	90	22
Assets reclassified as held for sale	0	97
Foreign currency translation	(6)	(4)
Intangible assets, Ending Balance	(1,613)	(945)
Water and sewage concession agreements
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	1,797
Intangible assets, Ending Balance	1,854	1,797
Water and sewage concession agreements | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	1,968	1,912
Additions	496	158
Acquisitions through business combinations	0	0
Dispositions	0	0
Assets reclassified as held for sale	0	(27)
Foreign currency translation	(429)	(75)
Intangible assets, Ending Balance	2,035	1,968
Water and sewage concession agreements | Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	(171)	(119)
Amortization expense	(59)	(62)
Dispositions	0	(1)
Assets reclassified as held for sale	0	6
Foreign currency translation	49	5
Intangible assets, Ending Balance	(181)	(171)
Customer relationships
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	5,346
Intangible assets, Ending Balance	5,094	5,346
Customer relationships | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	5,760	1,172
Additions	0	7
Acquisitions through business combinations	55	4,960
Dispositions	(68)	0
Assets reclassified as held for sale	0	(365)
Foreign currency translation	95	(14)
Intangible assets, Ending Balance	5,842	5,760
Customer relationships | Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	(414)	(203)
Amortization expense	(361)	(288)
Dispositions	68	0
Assets reclassified as held for sale	0	78
Foreign currency translation	(41)	(1)
Intangible assets, Ending Balance	(748)	(414)
Computer software, patents trademarks and proprietary technology
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	3,229
Intangible assets, Ending Balance	3,240	3,229
Indefinite life intangible assets	900	799
Computer software, patents trademarks and proprietary technology | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	3,511	2,183
Additions	107	20
Acquisitions through business combinations	90	1,367
Dispositions	(5)	(32)
Assets reclassified as held for sale	(1)	(34)
Foreign currency translation	86	7
Intangible assets, Ending Balance	3,788	3,511
Computer software, patents trademarks and proprietary technology | Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	(282)	(111)
Amortization expense	(263)	(196)
Dispositions	4	23
Assets reclassified as held for sale	0	10
Foreign currency translation	(7)	(8)
Intangible assets, Ending Balance	(548)	(282)
Loyalty program
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	132
Intangible assets, Ending Balance	137	132
Loyalty program | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	158	150
Additions	0	0
Acquisitions through business combinations	0	0
Dispositions	0	0
Assets reclassified as held for sale	0	0
Foreign currency translation	11	8
Intangible assets, Ending Balance	169	158
Loyalty program | Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	(26)	(15)
Amortization expense	(2)	(10)
Dispositions	0	0
Assets reclassified as held for sale	0	0
Foreign currency translation	(4)	(1)
Intangible assets, Ending Balance	(32)	(26)
Brand
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	397
Intangible assets, Ending Balance	423	397
Brand | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	409	411
Additions	0	1
Acquisitions through business combinations	10	0
Dispositions	0	0
Assets reclassified as held for sale	0	0
Foreign currency translation	32	(3)
Intangible assets, Ending Balance	451	409
Brand | Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	(12)	(9)
Amortization expense	(8)	(3)
Dispositions	0	0
Assets reclassified as held for sale	0	0
Foreign currency translation	(8)	0
Intangible assets, Ending Balance	(28)	(12)
Other
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	432
Intangible assets, Ending Balance	323	432
Other | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	471	173
Additions	7	45
Acquisitions through business combinations	16	265
Dispositions	(100)	0
Assets reclassified as held for sale	0	(10)
Foreign currency translation	(37)	(2)
Intangible assets, Ending Balance	357	471
Other | Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	(39)	(21)
Amortization expense	(20)	(22)
Dispositions	18	0
Assets reclassified as held for sale	0	3
Foreign currency translation	7	1
Intangible assets, Ending Balance	(34)	(39)
Value of insurance contracts acquired
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	226
Intangible assets, Ending Balance	190	226
Value of insurance contracts acquired | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	227	0
Additions	0	0
Acquisitions through business combinations	0	224
Dispositions	0	0
Assets reclassified as held for sale	0	0
Foreign currency translation	5	3
Intangible assets, Ending Balance	232	227
Value of insurance contracts acquired | Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	(1)	0
Amortization expense	(39)	(1)
Dispositions	0	0
Assets reclassified as held for sale	0	0
Foreign currency translation	(2)	0
Intangible assets, Ending Balance	$ (42)	$ (1)
Westinghouse Electric Company | Proprietary technology
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible asset useful life	15 years
Top of range | Water and sewage concession agreements
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible asset useful life	40 years
Top of range | Customer relationships
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible asset useful life	30 years
Top of range | Loyalty program
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible asset useful life	15 years
Top of range | Brand
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible asset useful life	20 years
Top of range | Value of insurance contracts acquired
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible asset useful life	15 years
Top of range | Proprietary technology
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible asset useful life	20 years
Top of range | Westinghouse Electric Company | Customer relationships
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible asset useful life	15 years
Top of range | Clarios Global LP | Customer relationships
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible asset useful life	16 years
Top of range | Clarios Global LP | Proprietary technology
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible asset weighted average useful life	14 years
Top of range | Sagen Canada | Value of insurance contracts acquired
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible asset useful life	15 years